Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 102,224	$ (90,061)	$ 12,163
Balance (in Shares) at Dec. 31, 2023	45,729,684
Issuance of ordinary shares, net of issuance cost		4,727		4,727
Issuance of ordinary shares, net of issuance cost (in Shares)	3,787,976
Share-based compensation		410		410
Loss for the period			(6,690)	(6,690)
Balance at Jun. 30, 2024		107,361	(96,751)	10,610
Balance (in Shares) at Jun. 30, 2024	49,517,660
Balance at Dec. 31, 2024		112,280	(105,379)	$ 6,901
Balance (in Shares) at Dec. 31, 2024	56,568,999			56,568,999
Issuance of ordinary shares, net of issuance cost		2,647		$ 2,647
Issuance of ordinary shares, net of issuance cost (in Shares)	2,127,961
Share-based compensation		295		295
Loss for the period			(6,952)	(6,952)
Balance at Jun. 30, 2025		$ 115,222	$ (112,331)	$ 2,891
Balance (in Shares) at Jun. 30, 2025	58,696,960			58,696,960